Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Average compensation with accrued benefits vesting period	5 years
Matching contribution charged to income	$ 13.1	$ 11.9	$ 10.9
Pension Benefits, U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	27.4
Pension Benefits, Non-U.S. Plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Contribution to retirement plans in the next fiscal year	7.4
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Estimated benefits payable in the first year	27.2
Estimated benefits payable in the second year	29.2
Estimated benefits payable in the third year	30.6
Estimated benefits payable in the fourth year	33.2
Estimated benefits payable in the fifth year	35.3
Estimated benefits payable in the years thereafter	$ 203.1